STOCK-BASED COMPENSATION - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - $ / shares	6 Months Ended	9 Months Ended
	Jun. 30, 2019	Sep. 30, 2019
Restricted stock units
Number of RSUs
Granted		52,735
Vested		0
Outstanding at September 30, 2019		52,735
Weighted Average Grant Date Price
Granted		$ 13.37
Vested		0.00
Outstanding at September 30, 2019		$ 13.37
Restricted stock
Number of RSUs
Outstanding at January 1, 2019	0	0
Granted	664,869
Vested	0
Forfeited	0
Outstanding at September 30, 2019	664,869
Weighted Average Grant Date Price
Outstanding at January 1, 2019	$ 0.00	$ 0.00
Granted	13.05
Vested	0.00
Forfeited	0.00
Outstanding at September 30, 2019	$ 13.05